Wireless Equipment Installment Plans	12 Months Ended
Dec. 31, 2014
Wireless Equipment Installment Plans

Note 9

Wireless Equipment Installment Plans

We offer new and existing customers the option to participate in Verizon Edge, a program that provides eligible wireless customers with the ability to pay for their handset over a period of time (an equipment installment plan) and the right to upgrade their handset after a minimum of 30 days, subject to certain conditions, including making a stated portion of the required device payments, trading in their handset in good working condition and signing a new contract with Verizon. The gross guarantee liability related to this program, which was approximately $0.7 billion at December 31, 2014 and was not material at December 31, 2013, was primarily included in Other current liabilities on our consolidated balance sheets.

At the time of sale, we impute risk adjusted interest on the receivables associated with Verizon Edge. We record the imputed interest as a reduction to the related accounts receivable. Interest income, which is included within Other income and (expense), net on our consolidated statements of income, is recognized over the financed installment term.

We assess the collectability of our Verizon Edge receivables based upon a variety of factors, including the credit quality of the customer base, payment trends and other qualitative factors. The current portion of our receivables related to Verizon Edge included in Accounts receivable was $2.3 billion at December 31, 2014 and was not material at December 31, 2013. The long-term portion of the equipment installment plan receivables included in Other assets was $1.2 billion at December 31, 2014 and was not material at December 31, 2013.

The credit profiles of our customers with a Verizon Edge plan are similar to those of our customers with a traditional subsidized plan. Customers with a credit profile which carries a higher risk are required to make a down payment for equipment financed through Verizon Edge.